                              FBR FAMILY OF FUNDS

                                 -------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

                                     [LOGO]

                                 ANNUAL REPORT
                                OCTOBER 31, 2000

FBR FAMILY OF FUNDS

Potomac Tower
1001 Nineteenth Street North
Arlington, VA 22209

1-888-888-0025
e-mail: info@fbrfunds.com
Internet: http://www.fbrfunds.com

                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

                             LETTER TO SHAREHOLDERS

                                                                December 8, 2000

Dear Fellow Shareholder:

    What a difference a year makes. A stock market correction began in March and has filtered through the end of this reporting period. Investor exuberance for "story" companies with growing losses and the potential for future earnings has ebbed, while a wave of fundamentalism has swelled into the stock market. Now the tide has turned on the large capitalization technology growth companies, which had fueled one of the greatest bull markets in recent history, leaving the more traditional businesses to thrive in its wake.

    As a result, the FBR Family of Funds (the "Trust") ended our fiscal year, October 31, 2000, with three of our four funds' performance having a positive correlation with and/or outperforming their respective benchmarks. Detailed performance data for each fund can be found in the "Financial Highlights" and line graph sections of this report.(1)

    Other highlights of the past year include the following. In June, shareholders approved a new Sub-Advisory agreement between the Trust and Akre Capital Management with respect to the Small Cap Value Fund. This allowed us to retain the expertise of portfolio manager Chuck Akre while he continues to expand his money management business. In September, the Trust entered into a new service agreement with Rushmore Trust and Savings, FSB ("Rushmore") pursuant to which Rushmore assumed the administrative, accounting and custody services previously provided by Bear Stearns Fund Management Inc. and The Custodial Trust Company respectively. In addition, pursuant to a new transfer agency agreement dated November 1, 2000, Rushmore assumed transfer agent duties for the Trust from PFPC, Inc. Finally, we anticipate the previously announced acquisition of Money Management Associates LP ("MMA") and Rushmore to close in the first part of 2001. We believe that this event will not only expand the diversity of our fund offerings but also have a positive effect on our expense structure directly benefiting our shareholders.

    As always, we believe that the annual report is an effective vehicle for us to convey to you the thoughts and philosophies of your money managers. In the following sections, your portfolio managers will outline their views of the market over the past year.

DAVID ELLISON, PORTFOLIO MANAGER -- FBR FINANCIAL SERVICES AND FBR SMALL CAP
  FINANCIAL FUND(2)

    For the year ended October 31, 2000, the total returns for Financial Services Fund an Small Cap Financial Fund were 6.21% and 12.56%, respectively. We are encouraged by the recent upswing in financial stocks and believe profitable times are ahead for financial service investors. It appears that a domestic economic slowdown is developing which will have an uneven impact on the industry. I expect loan quality to decline as the economy slows. I expect capital market revenue growth to decline as financing and underwriting opportunities deteriorate. I expect lending spreads to increase modestly as short-term interest rates fall. I expect competitive conditions in the lending market to abate as companies pull back from aggressive growth plans. This is no time to be discouraged. Challenging times are good times for financial services investors.

    In my seventeen years of investing in financial services, the best time to make money is when the underlying fundamentals go from bad to good, not good to great or great to excellent. This is an industry that has well defined cycles very much dictated by interest rates and credit conditions. The last couple of years we have seen rising interest rates. The next couple years we will probably see higher credit costs. Both funds are currently over weighted in companies that will benefit from improving interest rate conditions. Both funds are conversely under weighted in companies that will be negatively impacted by higher credit costs. Over the next one to three years I expect both funds will benefit from stable or lower short-term interest rates, and then later from improved credit conditions.

    In sum, it's all about fundamentals. Since mid 1998 industry fundamentals have been stable to declining depending on what company you chose. This was not a great time for investors because nothing was wrong and thus nothing was getting better. Today, we have been through two years of rising short-term interest rates and the beginnings of a credit cycle. There is now an opportunity to get better on both the rate front and on the credit cycle as it reaches the bottom.

CHUCK AKRE, PORTFOLIO MANAGER -- FBR SMALL CAP VALUE FUND(3)

    Last year we said to you that our goal for the fund was to compound the shareholder's capital at a rate we hope will be above the Russell 2000 benchmark. In the year 2000 we have outperformed the benchmark with the fund's trailing one-year performance through October 31, 2000 up 17.41% vs. the Russell 2000 at 17.56%(4). Our year-to-date performance is about break even. And like last year, the market has been very volatile. In fact we believe that the market has been in a bear phase since April, selectively diminishing the valuations of large groups of stocks.

    Our style of holding concentrated positions means that our share price will be volatile on a daily basis going forward just as it has been all year. But you may be sure that our focus remains on finding and owning a small number of outstanding businesses which we determine, based on thorough analysis, will continue to earn high returns on shareholder capital. The result of this strategy has been responsible for our achieving above benchmark performance for the nearly four years of existence.

    As in the past we offer no opinion on the direction of the market for small cap stocks. We do affirm to you, our fellow shareholders, that we will continue to be diligent in searching out a small number of outstanding businesses to own in our portfolio in furtherance of our goal of compounding your capital at an above average rate, while incurring a level of risk compatible with that goal.

SKIP AYLESWORTH, PORTFOLIO MANAGER -- FBR REALTY GROWTH FUND(5)

    For the second time in its five-year history, I am disappointed to say that we under performed against our real estate benchmark, the NAREIT Total Return Index. For the fiscal year ended October 31, 2000, your fund returned -1.41% as compared to the NAREIT benchmark of 17.33%(6). This was a significant under performance and the third straight year that the total return was negative. I'd like to describe what has gone wrong and how we foresee the future.

    As you are aware, we have followed a three-prong investment strategy. Roughly a third of the fund is invested in high quality, blue chip large capitalized real estate companies, a third in high quality real estate companies whose stock price appears to be a good value and a third of the portfolio in opportunistic real estate investments.

    Our blue chip portion of the portfolio had an annualized return of 29%. Our value tier had an annualized return of 9% while our opportunistic portion had a negative annualized return of -20%. This overall performance mirrored the general real estate equities market, which rewarded investors in the higher quality, blue chip issuers. These blue chip issuers also comprised the bulk of the various market cap weighted indices.

    Clearly our opportunistic investments have not performed as we wanted in the short-term. While disappointing, it is explainable in that these investments usually involve turnaround situations or small cap companies that each have their own unique problems and time tables that create the opportunity. As much as we would like to make a lot of money quickly in these situations, generally it's the patient investor who is rewarded. In reviewing our current holdings in this area we are seeing improving trends in earnings, insider stock purchases and progress on current business plans. When the market will reward these firms, and hence your fund, is the part that is hard to predict and is currently frustrating.

    At this time, our general outlook is that the economy is slowing which will in turn slow earnings growth for the real estate industry. Interest rates should remain flat or decline as the economy weakens. This is a positive for publicly traded real estate securities. In this environment, we would anticipate that our value and opportunistic portions of the fund should outperform the blue chips over the next twelve months.

    We continue to believe that the real estate sector offers investors the opportunity for high income with moderate growth. These characteristics are often considered defensive and should be used for asset diversification purposes. Our Fund distinguishes itself from its peers by following a three-pronged investment philosophy. As a fellow shareholder of the Realty Growth Fund, I look forward to a better report card next year.

IN CONCLUSION

    We hope you find this report helpful in evaluating your investment in the Trust. As always, we welcome the opportunity to discuss our Funds with you. As we continually strive to improve all aspects of our business, feel free to contact us with any questions or concerns that you may have. To receive a free copy of the FBR Family of Funds prospectus please call our marketing representatives at 1-888-888-0025. Please read the prospectus before you invest. To discuss issues related to your particular account, contact our shareholder services representatives at 1-800-821-3460.

[SIGNATURE]
David Ellison

Managing Director, Mutual

Fund Asset Management

----------------

    (1)Total return represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements during this time period. Without waivers and related reimbursements, total returns would have been lower.

    (2)Fund investments are focused in the financial services industry, which may be adversely affected by regulatory or other market conditions, such as rising interest rates.

    (3)The non-diversified nature of the Small Cap Value Fund may subject investors to greater volatility than other diversified funds. Small capitalization stocks as a group may not respond to market rallies or downturns as much as other types of equity securities.

    (4)The indices are unmanaged and unlike the FBR Family of Funds have no management fees or operating cost that reduce reported returns. The volatility and other risk characteristics for the fund will differ from the volatility and risk characteristics of the indices.

    (5)Investments in real estate companies and REITs may be adversely affected by a decline in value of real estate assets, fluctuations in interest rates, credit quality trends and cash flow on underlying assets. Certain REITs have relatively small market capitalizations and, therefore, may not respond to market rallies or downturns as much as other types of equity securities.

    (6)The indices are unmanaged and unlike the FBR Family of Funds have no management fees or operating cost that reduce reported returns. The volatility and other risk characteristics for the fund will differ from the volatility and risk characteristics of the indices.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                     FUND SHARES(1)(2) VS. VARIOUS INDICES
                                  (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

DOLLARS

                                               LIPPER FINANCIAL
               FBR FINANCIAL      S&P 500          SERVICES
               SERVICES FUND  COMPOSITE INDEX     FUND INDEX
Jan. 3, 1997         $10,000          $10,000           $10,000
Apr. 30, 1997        $10,567          $10,936           $11,006
Oct. 31, 1997        $13,358          $12,593           $13,678
Apr. 30, 1998        $16,649          $15,425           $16,756
Oct. 31, 1998        $14,309          $15,362           $14,438
Apr. 30, 1999        $16,065          $18,791           $17,172
Oct. 31, 1999        $15,282          $19,304           $16,267
Apr. 30, 2000        $12,487          $20,692           $14,637
Oct. 31, 2000        $16,231          $20,480           $18,230

Past performance is not predictive of future performance.

                              TOTAL RETURNS
                                          ONE YEAR ENDED     AVERAGE
                                          OCTOBER 31, 2000   ANNUAL(3)
                                               -----          -----
    FBR Financial Services Fund(1)(2)....       6.21%         13.48%
    S&P 500 Composite Index(1)...........       6.09          20.57
    Lipper Financial Services Fund
    Index(1).............................      12.07          16.96

------------------------
(1) The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges or expenses and are not available for investment.

(2) FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund's operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.

(3) For the period January 3, 1997 (commencement of investment operations) through October 31, 2000. Certain purchases made by shareholders within this period would have been subject to an initial maximum sales charge of up to 5.50%. As a result, total returns for such shareholders would have been lower.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR SMALL CAP FINANCIAL FUND

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                     FUND SHARES(1)(2) VS. VARIOUS INDICES
                                  (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

DOLLARS

               FBR SMALL CAP   RUSSELL 2000    LIPPER FINANCIAL
               FINANCIAL FUND     INDEX       SERVICES FUND INDEX
Jan. 3, 1997          $10,000       $10,000                $10,000
Apr. 30, 1997         $10,617        $9,604                $11,006
Oct. 31, 1997         $14,608       $12,213                $13,678
Apr. 30, 1998         $17,081       $13,695                $16,756
Oct. 31, 1998         $13,150       $10,791                $14,438
Apr. 30, 1999         $13,662       $12,437                $17,172
Oct. 31, 1999         $13,701       $12,404                $16,267
Apr. 30, 2000         $12,246       $14,745                $14,637
Oct. 31, 2000         $15,421       $14,582                $18,230

Past performance is not predictive of future performance.

                              TOTAL RETURNS
                                          ONE YEAR ENDED     AVERAGE
                                          OCTOBER 31, 2000   ANNUAL(3)
                                               -----          -----
    FBR Small Cap Financial Fund(1)(2)...      12.56%         11.97%
    Russell 2000 Index(1)................      17.41          10.34
    Lipper Financial Services Fund
    Index(1).............................      12.07          16.96

------------------------

(1) The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges or expenses and are not available for investment.

(2) FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund's operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.

(3) For the period January 3, 1997 (commencement of investment operations) through October 31, 2000. Certain purchases made by shareholders within this period would have been subject to an initial maximum sales charge of up to 5.50%. As a result, total returns for such shareholders would have been lower.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                            FBR SMALL CAP VALUE FUND

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                     FUND SHARES(1)(2) VS. VARIOUS INDICES
                                  (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

DOLLARS

                                            LIPPER
               FBR SMALL CAP   RUSSELL     SMALL CAP
                VALUE FUND    2000 INDEX  VALUE INDEX
Jan. 3, 1997         $10,000     $10,000      $10,000
Apr. 30, 1997         $9,750      $9,604       $9,980
Oct. 31, 1997        $13,917     $12,213      $12,724
Apr. 30, 1998        $15,751     $13,695      $14,177
Oct. 31, 1998        $12,585     $10,791      $11,183
Apr. 30, 1999        $15,248     $12,437      $11,740
Oct. 31, 1999        $14,629     $12,404      $11,432
Apr. 30, 2000        $17,396     $14,745      $12,603
Oct. 31, 2000        $17,202     $14,582      $13,608

Past performance is not predictive of future performance.

                              TOTAL RETURNS
                                          ONE YEAR ENDED     AVERAGE
                                          OCTOBER 31, 2000   ANNUAL(3)
                                               -----          -----
    FBR Small Cap Value Fund(1)(2)             17.58%         15.21%
    Russell 2000 Index(1)................      17.41          10.34
    Lipper Small Cap Value Index(1)......      19.04           8.37

------------------------

(1) The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges or expenses and are not available for investment.

(2) FBR Fund Advisers, Inc. waived a portion of its advisory fees and agreed to contractually reimburse a portion of the Fund's operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations.

(3) For the period January 3, 1997 (commencement of investment operations) through October 31, 2000. Certain purchases made by shareholders within this period would have been subject to an initial maximum sales charge of up to 5.50%. As a result, total returns for such shareholders would have been lower.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                             FBR REALTY GROWTH FUND

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                     FUND SHARES(1)(2) VS. VARIOUS INDICES
                                  (UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

DOLLARS

               FBR REALTY       S&P 500      NAREIT TOTAL
               GROWTH FUND  COMPOSITE INDEX  RETURN INDEX
Jul. 3, 1995       $10,000          $10,000       $10,000
Oct. 31, 1995       $9,664          $10,709       $10,303
Apr. 30, 1996      $10,495          $12,178       $11,294
Oct. 31, 1996      $12,657          $13,277       $12,962
Apr. 30, 1997      $14,779          $15,226       $14,601
Oct. 31, 1997      $17,781          $17,529       $17,081
Apr. 30, 1998      $18,953          $21,471       $17,050
Oct. 31, 1998      $14,684          $21,383       $14,560
Apr. 30, 1999      $15,501          $26,156       $14,971
Oct. 31,1999       $14,131          $26,871       $13,336
Apr. 30, 2000      $14,496          $28,804       $14,654
Oct. 31,2000       $13,932          $28,508       $15,647

Past performance is not predictive of future performance.

                              TOTAL RETURNS
                                ONE YEAR
                                 ENDED         FIVE YEAR
                                  OCTOBER 31,  AVERAGE      AVERAGE
                                2000           ANNUAL       ANNUAL(3)
                                  ------        -----        -----
    FBR Realty Growth
    Fund(1)(2)................     (1.41)%       7.59%        6.41%
    S&P 500 Composite
    Index(1)..................      6.09        21.63        21.69
    NAREIT Total Return
    Index(1)..................     17.33         8.72         8.75

------------------------
(1) The graph assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the indices are unmanaged, do not incur sales charges or expenses and are not available for investment.
(2) FBR Fund Advisers, Inc. waived its advisory fees and agreed to contractually reimburse a portion of the Fund's operating expenses, as necessary, to maintain existing expense limitations, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses in excess of expense limitations. Commencing September 21, 1998, FBR Fund Advisers, Inc. assumed the daily portfolio management responsibility for the Fund. For the period July 3, 1995 through September 18, 1998, the Fund's investment adviser was GrandView Advisers, Inc.
(3) For the period July 3, 1995 (commencement of investment operations) through October 31, 2000. Purchases made by shareholders prior to December 21, 1998, would have been subject to an initial maximum sales charge of up to 5.50%. As a result, total returns for such shareholders would have been lower.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND

                            PORTFOLIO OF INVESTMENTS

                                OCTOBER 31, 2000

------------------------------------------------------------------------------
 SHARES                                                               VALUE
------------------------------------------------------------------------------
           COMMON STOCKS -- 95.7%
           BANKS COMMERCIAL -- 11.3%
  46,000   Banknorth Group, Inc..................................  $   833,750
   5,000   Fifth Third Bancorp...................................      256,875
  65,000   North Fork Bancorporation, Inc........................    1,312,188
  23,000   UnionBanCal Corp......................................      483,000
                                                                   -----------
                                                                     2,885,813
                                                                   -----------
           BANKS - MONEY CENTER -- 9.1%
   6,000   Bank of America Corp..................................      288,375
  14,000   Bank of New York Co., Inc.............................      805,875
   3,000   Chase Manhattan Corp..................................      136,500
  21,000   Citigroup, Inc........................................    1,105,125
                                                                   -----------
                                                                     2,335,875
                                                                   -----------
           BANKS - SUPER REGIONAL -- 24.2%
   1,000   Bank One Corp.........................................       36,500
  11,000   Comerica, Inc.........................................      663,437
  33,000   First Union Corp......................................    1,000,313
  26,000   FleetBoston Financial Corp............................      988,000
  14,000   KeyCorp...............................................      345,625
  12,000   Mellon Financial Corp.................................      579,000
  15,000   PNC Financial Services Group..........................    1,003,125
  16,000   Sun Trust Banks, Inc..................................      781,000
  19,000   U.S. Bancorp..........................................      459,562
   7,000   Wells Fargo & Co......................................      324,188
                                                                   -----------
                                                                     6,180,750
                                                                   -----------
           FINANCIAL SERVICES -- 10.6%
  19,000   Fannie Mae............................................    1,463,000
  21,000   Freddie Mac...........................................    1,260,000
                                                                   -----------
                                                                     2,723,000
                                                                   -----------
           INSURANCE -- 5.3%
  30,000   Fidelity National Financial, Inc......................      736,875
   3,000   Jefferson-Pilot Corp..................................      206,250
   1,000   John Hancock Financial Services, Inc..................       31,625

 SHARES                                                               VALUE
------------------------------------------------------------------------------
           INSURANCE (CONTINUED)
   5,000   PMI Group, Inc........................................  $   369,375
                                                                   -----------
                                                                     1,344,125
                                                                   -----------
           SAVINGS & LOANS - SAVINGS
             BANKS -- 35.2%
  41,000   Astoria Financial Corp................................    1,537,500
  55,650   Charter One Financial, Inc............................    1,276,472
  36,000   Dime Bancorp., Inc....................................      879,750
  28,000   Golden State Bancorp, Inc.............................      731,500
  29,000   Golden West Financial Corp............................    1,625,812
  58,000   Washington Federal, Inc...............................    1,294,125
  38,000   Washington Mutual, Inc................................    1,672,000
                                                                   -----------
                                                                     9,017,159
                                                                   -----------
           Total Common Stocks
             (Cost $21,037,984)..................................   24,486,722
                                                                   -----------

PRINCIPAL
  AMOUNT
----------
            SHORT-TERM INVESTMENT -- 4.8%
            REPURCHASE AGREEMENTS -- 4.8%
$1,237,000  PaineWebber Incorporated 6.3%, dated, 10/31/00, to be repurchased on 11/1/00 at $1,237,216 (Collateral:
              $1,229,627 U.S. Treasury Notes, 7.875%, due 8/15/01,
              value $1,248,830)
              (Cost $1,237,000)...................................    1,237,000
                                                                    -----------
            Total Investments -- 100.5%
              (Cost $22,274,984)..................................   25,723,722
            Liabilities in Excess of Other Assets -- (0.5)%.......     (130,765)
                                                                    -----------
            Net Assets -- 100.0%..................................  $25,592,957
                                                                    ===========

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR SMALL CAP FINANCIAL FUND

                            PORTFOLIO OF INVESTMENTS

                                OCTOBER 31, 2000

-------------------------------------------------------------------------------
  SHARES                                                              VALUE
-------------------------------------------------------------------------------
            COMMON STOCKS -- 90.8%
            SAVINGS & LOANS - SAVINGS BANKS - CENTRAL -- 17.6%
    39,500  CFS Bancorp, Inc.....................................  $   414,750
    70,500  First Defiance Financial Corp........................      757,875
   124,500  First Place Financial Corp...........................    1,299,469
    13,200  First SecurityFed Financial, Inc.....................      184,800
    24,800  HMN Financial, Inc...................................      317,750
    70,200  Jacksonville Bancorp, Inc............................    1,009,125
    53,400  Jefferson Savings....................................      740,925
    80,000  Local Financial Corp*................................      850,000
    48,900  Logansport Financial Corp............................      550,125
   119,300  Mutualfirst Financial, Inc...........................    1,543,444
    37,600  North Central Bancshare..............................      665,050
                                                                   -----------
                                                                     8,333,313
                                                                   -----------
            SAVINGS & LOANS - SAVINGS BANKS - EAST -- 41.1%
    57,500  American Financial Holdings, Inc.....................    1,027,812
    48,600  Bay State Bancorp, Inc...............................    1,202,850
   119,000  Berkshire Hills Bancorp, Inc.........................    1,747,813
    66,700  BostonFed Bancorp, Inc...............................    1,217,275
    14,500  Camden National Corp.................................      204,812
    81,500  Connecticut Bancshares, Inc.*........................    1,477,188
     7,000  Dime Community Bancorp, Inc..........................      155,312
    61,800  First Bell Bancorp, Inc..............................      741,600
     4,000  First Federal Savings & Loan Association of East
              Hartford...........................................      122,000
    81,600  First Keystone Financial, Inc........................      831,300
    65,500  FirstFed America Bancorp, Inc........................      966,125
    29,600  Flushing Financial Corp..............................      451,400
     3,000  GA Financial, Inc....................................       42,000
    96,400  Hingham Institution for Savings......................    1,409,850
     6,000  Independence Community Bank Corp.....................       88,125
   129,000  Lawrence Savings Bank................................    1,112,625

  SHARES                                                              VALUE
-------------------------------------------------------------------------------
            SAVINGS & LOANS - SAVINGS BANKS - EAST (CONTINUED)
    23,600  Medford Bancorp, Inc.................................  $   324,500
    47,900  Northeast Pennsylvania Financial Corp................      514,925
    22,700  Parkvale Financial Corp..............................      425,625
   104,500  PennFed Financial Services, Inc......................    1,534,844
    78,500  Port Financial Corp..................................    1,295,250
   127,710  Seacoast Financial Services Corp.....................    1,356,919
    10,000  Thistle Group Holdings, Co...........................       78,750
    46,264  Waypoint Financial*..................................      445,291
    58,500  Woronoco.............................................      680,062
                                                                   -----------
                                                                    19,454,253
                                                                   -----------
            SAVINGS & LOANS - SAVINGS BANKS - SOUTH -- 3.0%
    56,000  Bank United Financial Corp.*.........................      434,000
     9,700  First Federal Bancshares of Arkansas, Inc............      174,600
   107,600  Pocahontas Bancorp, Inc..............................      793,550
                                                                   -----------
                                                                     1,402,150
                                                                   -----------
            SAVINGS & LOANS - SAVINGS BANKS - WEST -- 26.7%
     8,000  Downey Financial Corp................................      382,000
    38,000  First Washington Bancorp, Inc........................      508,250
   105,800  FirstFed Financial Corp.*............................    2,697,900
    35,800  Hawthorne Financial Corp.............................      443,025
    33,700  ITLA Capital Corp....................................      490,756
    74,300  Klamath First Bancorp, Inc...........................      882,313
    55,800  Pacific Crest Capital, Inc,..........................      704,475
   130,000  Pacific Union Bank*..................................    1,202,500
     6,700  PFF Bancorp, Inc.....................................      123,950
    21,900  Provident Financial Holdings, Inc.*..................      407,887
    99,200  Quaker City Bancorp, Inc.*...........................    1,878,600
    45,100  Sterling Financial Corp.*............................      558,113
    58,500  Timberland Bancorp, Inc..............................      687,375

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR SMALL CAP FINANCIAL FUND

                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                OCTOBER 31, 2000

-------------------------------------------------------------------------------
  SHARES                                                              VALUE
-------------------------------------------------------------------------------
            SAVINGS & LOANS - SAVINGS BANKS - WEST (CONTINUED)
    15,000  Umpqua Holdings Corp.................................  $   119,062
    69,000  Washington Federal, Inc..............................    1,539,563
                                                                   -----------
                                                                    12,625,769
                                                                   -----------
            MORTGAGE -- 2.4%
    35,300  Annaly Mortgage Management...........................      297,844
    88,200  Thornburg Mortgage, Inc..............................      848,925
                                                                   -----------
                                                                     1,146,769
                                                                   -----------
            Total Common Stocks
              (Cost $42,228,005).................................   42,962,254
                                                                   -----------

PRINCIPAL
  AMOUNT
----------
            SHORT-TERM INVESTMENT -- 4.8%
            REPURCHASE AGREEMENT -- 4.8%
$2,262,000  PaineWebber Incorporated
              6.3%, dated 10/31/00, to be repurchased on 11/1/00
              at $2,262,396 (Collateral: $2,248,518 U.S. Treasury
              Notes, 7.875%, due 8/15/01, value $2,283,632)
              (Cost $2,262,000)...................................    2,262,000
                                                                    -----------
            Total Investments -- 95.6%
              (Cost $44,490,005)..................................   45,224,254
            Other Assets less Liabilities -- 4.4%.................    2,088,894
                                                                    -----------
            Net Assets -- 100.0%..................................  $47,313,148
                                                                    ===========

------------------

* Non-income producing.

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                            FBR SMALL CAP VALUE FUND

                            PORTFOLIO OF INVESTMENTS

                                OCTOBER 31, 2000

------------------------------------------------------------------------------
 SHARES                                                               VALUE
------------------------------------------------------------------------------
           COMMON STOCKS -- 97.7%
           BUSINESS SERVICES -- 5.2%
  17,000   CoStar Group, Inc.*...................................  $   531,250
                                                                   -----------
           COMMUNICATIONS -- 10.6%
  23,500   American Tower Corp., Class A*........................      962,031
   3,000   Radio One, Inc., Class A*.............................       23,812
   6,000   Radio One, Inc., Class D*.............................       48,094
   6,000   Spanish Broadcasting System, Inc.*....................       54,000
                                                                   -----------
                                                                     1,087,937
                                                                   -----------
           COMPUTER SERVICES -- 3.8%
  18,000   MICROS Systems, Inc.*.................................      355,500
   7,400   Saga Systems, Inc.*...................................       39,775
                                                                   -----------
                                                                       395,275
                                                                   -----------
           DIVERSIFIED OPERATIONS -- 1.6%
      80   Berkshire Hathaway, Inc., Class B*....................      168,240
                                                                   -----------
           GAMING -- 29.8%
 175,000   Penn National Gaming, Inc.*...........................    3,062,500
                                                                   -----------
           INSURANCE - PROPERTY/CASUALTY -- 19.0%
  13,500   Markel Corp.*.........................................    1,955,813
                                                                   -----------
           MANUFACTURING - SPECIALTY -- 14.1%
  70,000   II-VI, Inc.*..........................................    1,448,125
                                                                   -----------
           MOTOR SPORTS -- 13.6%
  35,000   Dover Downs Entertainment, Inc........................      411,250

 SHARES                                                               VALUE
------------------------------------------------------------------------------
           MOTOR SPORTS (CONTINUED)
  11,650   International Speedway Corp., Class A.................  $   374,256
  19,000   International Speedway Corp., Class B.................      608,000
                                                                   -----------
                                                                     1,393,506
                                                                   -----------
           Total Common Stocks
             (Cost $7,528,058)...................................   10,042,646
                                                                   -----------

PRINCIPAL
 AMOUNT
---------
           SHORT-TERM INVESTMENT -- 2.6%
           REPURCHASE AGREEMENT -- 2.6%
$272,000   PaineWebber Incorporated 6.3%, dated 10/31/00, to be
             repurchased on 11/1/00 at $272,048 (Collateral:
             $270,379 U.S. Treasury Notes, 7.875%, due 8/15/01,
             value $274,601)
             (Cost $272,000).....................................      272,000
                                                                   -----------
           Total Investments -- 100.3%
             (Cost $7,800,058)...................................   10,314,646
           Liabilities in Excess of Other Assets -- (0.3)%.......      (35,226)
                                                                   -----------
           Net Assets -- 100.0%..................................  $10,279,420
                                                                   ===========

------------------

* Non-income producing.

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                             FBR REALTY GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                                OCTOBER 31, 2000

-------------------------------------------------------------------------------
                                                                      VALUE
 SHARES
-------------------------------------------------------------------------------
           COMMON STOCKS -- 94.4%
           REAL ESTATE INVESTMENT TRUSTS -- 60.8%
           APARTMENTS -- 7.8%
     400   Avalonbay Communities, Inc.............................  $   18,375
     300   Charles E. Smith Residential Realty Inc................      13,200
   5,000   Merry Land Properties, Inc.*...........................      28,125
   1,500   Post Properties, Inc...................................      52,406
                                                                    ----------
                                                                       112,106
                                                                    ----------
           DIVERSIFIED -- 7.0%
     700   Crescent Real Estate Equities Co.......................      14,087
  21,500   Meditrust Cos..........................................      59,125
     400   Vornado Realty Trust...................................      13,925
     700   Washington Real Estate Investment Trust................      14,000
                                                                    ----------
                                                                       101,137
                                                                    ----------
           HEALTHCARE -- 4.8%
   4,200   Senior Housing Properties Trust........................      39,112
   6,000   Ventas, Inc.*..........................................      30,000
                                                                    ----------
                                                                        69,112
                                                                    ----------
           HOTEL/RESTAURANT -- 15.6%
   1,600   Hospitality Properties Trust...........................      34,500
   3,000   Host Marriot Corp......................................      31,875
   6,500   Innkeepers USA Trust...................................      66,219
  20,000   InnSuites Hospitality Trust............................      43,750
   6,500   Winston Hotels, Inx....................................      48,344
                                                                    ----------
                                                                       224,688
                                                                    ----------
           MANUFACTURED HOUSING -- 2.5%
   1,200   Sun Communities, Inc...................................      36,450
                                                                    ----------
           MORTGAGE -- 3.2%
   1,800   Annaly Mortgage Management, Inc........................      15,188
   2,300   Apex Mortgage Capital, Inc.............................      16,399
   1,600   Thornburg Mortgage Asset Corp..........................      15,400
                                                                    ----------
                                                                        46,987
                                                                    ----------

                                                                      VALUE
 SHARES
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           NET LEASED -- 5.5%
   7,000   Golf Trust of America, Inc.............................  $   78,750
                                                                    ----------
           OFFICE/PROPERTY -- 5.1%
     400   Boston Properties, Inc.................................      16,200
   6,300   HRPT Properties Trust..................................      40,556
     300   Spieker Properties, Inc................................      16,613
                                                                    ----------
                                                                        73,369
                                                                    ----------
           OUTLET CENTERS -- 1.3%
     600   Chelsea GCA Realty, Inc................................      19,350
                                                                    ----------
           SHOPPING CENTERS -- 6.5%
   5,500   JDN Realty Corp........................................      60,156
     800   Weingarten Realty Investors............................      33,550
                                                                    ----------
                                                                        93,706
                                                                    ----------
           STORAGE -- 1.5%
  77,000   Liberty Self-Stor, Inc.................................      21,660
                                                                    ----------
           Total Real Estate Investment Trusts
             (Cost $913,937)......................................     864,115
                                                                    ----------
           OTHER REAL ESTATE RELATED -- 33.6%
           COMMERCIAL SERVICES -- 5.4%
   5,100   Cendant Corp.*.........................................      61,200
  19,000   Crescent Operating, Inc.*..............................      17,220
                                                                    ----------
                                                                        78,420
                                                                    ----------
           ELECTRICITY -- 3.9%
   2,500   Avista Corp............................................      56,094
                                                                    ----------
           HOTELS -- 4.9%
  21,500   Host Funding, Inc.*....................................      20,156
  31,000   Wyndham International*.................................      50,375
                                                                    ----------
                                                                        70,531
                                                                    ----------

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                             FBR REALTY GROWTH FUND

                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                OCTOBER 31, 2000

-------------------------------------------------------------------------------
                                                                      VALUE
 SHARES
-------------------------------------------------------------------------------
           REAL ESTATE DEVELOPMENT -- 5.8%
   3,500   Catellus Development Corp.*............................  $   63,656
   1,000   St. Joe Co.............................................      20,188
                                                                    ----------
                                                                        83,844
                                                                    ----------
           REAL ESTATE INVESTMENT/MANAGEMENT -- 5.2%
  90,000   Banyan Hotel Investment Fund*..........................      24,300
  16,000   Liberte Investors, Inc.................................      50,000
                                                                    ----------
                                                                        74,300
                                                                    ----------
           TRANSPORT -- 4.4%
   1,200   Florida East Coast Railway Co..........................      42,900
     600   Florida East Coast Railway Co. Class B.................      20,437
                                                                    ----------
                                                                        63,337
                                                                    ----------
           TRIPLE NET LEASED -- 4.0%
     400   American Tower Corp., Class A*.........................      16,375
     500   Crown Castle International Corp.*......................      15,156
   1,300   Spectrasite Holdings, Inc.*............................      25,675
                                                                    ----------
                                                                        57,206
                                                                    ----------
           Total Other Real Estate Related
             (Cost $610,695)......................................     496,932
                                                                    ----------

                                                                      VALUE
 SHARES
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           Total Common Stocks
             (Cost $1,524,632)....................................  $1,361,047
                                                                    ----------

PRINCIPAL
 AMOUNT
---------
           SHORT-TERM INVESTMENT -- 6.1%
           REPURCHASE AGREEMENT -- 6.1%
 $88,000   PaineWebber Incorporated
             6.3%, dated 10/31/00, to be repurchased on 11/1/00
             at $88,015 (Collateral: $87,476 U.S. Treasury Notes,
             7.875%, due 8/15/01, value $88,482)
             (Cost $88,000)......................................      88,000
                                                                   ----------
           Total Investments -- 100.5%
             (Cost $1,612,632)...................................   1,449,047
           Liabilities in Excess of Other Assets -- (0.5)%.......      (7,115)
                                                                   ----------
           Net Assets -- 100.0%..................................  $1,441,932
                                                                   ==========

------------------

* Non-income producing

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                      STATEMENTS OF ASSETS AND LIABILITIES

                                OCTOBER 31, 2000

                                                                   FBR             FBR             FBR           FBR
                                                                FINANCIAL       SMALL CAP       SMALL CAP      REALTY
                                                              SERVICES FUND   FINANCIAL FUND   VALUE FUND    GROWTH FUND
                                                              -------------   --------------   ----------    -----------
ASSETS
  Investments, at cost......................................   $22,274,984     $44,490,005     $ 7,800,058   $1,612,632
                                                               ===========     ===========     ===========   ==========
  Investments, at value.....................................   $25,723,722     $45,224,254     $10,314,646   $1,449,047
  Cash......................................................       261,776       1,875,068             445          434
  Receivable for Investments Sold...........................            --              --              --        8,706
  Receivable for Fund Shares Sold...........................       316,725         628,033           1,804           60
  Dividend and Interest Receivable..........................        38,726          15,076              48        4,040
  Receivable from investment adviser........................            --              --          21,153       20,522
  Deferred organization costs and other assets..............         8,370          16,249          14,241        7,905
                                                               -----------     -----------     -----------   ----------
    Total assets............................................    26,349,319      47,758,680      10,352,337    1,490,714
                                                               -----------     -----------     -----------   ----------
LIABILITIES
  Payable for Fund shares redeemed..........................        27,977          47,462           7,196           --
  Payable for investments purchased.........................       623,782         257,073              --        5,702
  Distribution fees payable.................................        31,096          38,393          13,953        2,283
  Advisory fees payable.....................................        11,677          35,854              --           --
  Accrued expenses and other liabilities....................        61,830          66,750          51,768       40,797
                                                               -----------     -----------     -----------   ----------
    Total liabilities.......................................       756,362         445,532          72,917       48,782
                                                               -----------     -----------     -----------   ----------
NET ASSETS
  Capital Stock (unlimited number of shares authorized, with
   no par value)............................................    25,451,113      52,581,801       7,431,048    2,383,861
  Under/(over) distributed net investment income............       245,448         249,304              --       (6,474)
  Accumulated net realized (loss) gain from investments.....    (3,552,342)     (6,252,206)        333,784     (771,870)
  Net unrealized appreciation (depreciation) on
   investments..............................................     3,448,738         734,249       2,514,588     (163,585)
                                                               -----------     -----------     -----------   ----------
  Net assets applicable to shares outstanding...............   $25,592,957     $47,313,148     $10,279,420   $1,441,932
                                                               ===========     ===========     ===========   ==========
  Shares outstanding........................................     1,475,914       2,950,686         528,221      173,105
                                                               ===========     ===========     ===========   ==========
  Net asset value, offering and redemption price per
   share....................................................        $17.34          $16.03          $19.46        $8.33
                                                               ===========     ===========     ===========   ==========

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2000

                                                                   FBR             FBR             FBR           FBR
                                                                FINANCIAL       SMALL CAP       SMALL CAP       REALTY
                                                              SERVICES FUND   FINANCIAL FUND   VALUE FUND    GROWTH FUND
                                                              -------------   --------------   ----------    -----------
INVESTMENT INCOME
  Dividends.................................................   $   688,138      $   626,951    $   22,942     $  85,098
  Interest..................................................        35,303          146,630         6,105         2,849
                                                               -----------      -----------    ----------     ---------
    Total Investment Income.................................       723,441          773,581        29,047        87,947
                                                               -----------      -----------    ----------     ---------
EXPENSES
  Advisory fees.............................................       212,120          253,592       109,633        15,738
  Transfer agent fees and expenses..........................        85,896           99,269        55,206        43,462
  Administration and accounting fees........................        38,090           41,484        20,714        53,025
  Distribution fees.........................................        58,802           70,442        30,454         3,935
  Audit and legal fees......................................        44,345           63,879        75,689        57,036
  Printing..................................................        13,455           17,034        15,900           825
  Federal and state registration fees.......................        20,540           10,980         9,150         4,575
  Custodian fees and expenses...............................        16,978           20,061        12,930        14,373
  Insurance.................................................         7,529            7,653         5,711         4,510
  Trustees' fees and expenses...............................         7,984            7,840         7,775         7,952
  Amortization of organization expenses.....................         7,174            7,174         7,174            --
  Other Fees................................................         2,679             (660)       10,615           453
                                                               -----------      -----------    ----------     ---------
    Total expenses before waivers and related
     reimbursements.........................................       515,592          598,748       360,951       205,884
    Less waivers and related reimbursements.................       (63,438)         (62,599)     (123,408)     (174,932)
                                                               -----------      -----------    ----------     ---------
    Total expenses after waivers and related
     reimbursements.........................................       452,154          536,149       237,543        30,952
                                                               -----------      -----------    ----------     ---------
  Net Investment Income (Loss)..............................       271,287          237,432      (208,496)       56,995
                                                               -----------      -----------    ----------     ---------
NET REALIZED AND UNREALIZED (LOSS) GAIN ON INVESTMENTS
  Net Realized (Loss) Gain on Investment Transactions.......    (3,357,456)      (3,043,019)      462,774      (266,395)
  Change in Net Unrealized Appreciation/
   Depreciation of Investments..............................     3,473,762        5,699,811     2,032,070       187,244
                                                               -----------      -----------    ----------     ---------
  Net Gain (Loss) on Investments............................       116,306        2,656,792     2,494,844       (79,151)
                                                               -----------      -----------    ----------     ---------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS...............................................   $   387,593      $ 2,894,224    $2,286,348     $ (22,156)
                                                               ===========      ===========    ==========     =========

The accompanying notes are an integral part of the financial statements.

                                   [FBR LOGO]
                             FBR FAMILY OF FUNDS
                                ----------------
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                       FBR FINANCIAL SERVICES FUND
                                                      ------------------------------
                                                              FOR THE YEARS
                                                            ENDED OCTOBER 31,
                                                      ------------------------------
                                                          2000             1999
                                                      -------------    -------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)....................     $   271,287     $    168,364
  Net Realized Gain (Loss) on Investment
   Transactions...................................      (3,357,456)         478,246
  Change in Net Unrealized
   Appreciation/Depreciation of Investments.......       3,473,762        2,154,719
                                                       -----------     ------------
  Net Increase (Decrease) in Net Assets Resulting
   from Operations................................         387,593        2,801,329
                                                       -----------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income...........................        (144,149)        (341,817)
  Net Realized Gain on Investments................        (229,257)      (3,690,277)
  Tax return of capital...........................              --               --
                                                       -----------     ------------
  Total Distributions to Shareholders.............        (373,406)      (4,032,094)
                                                       -----------     ------------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares...............      11,561,015        3,409,487
  Reinvestment of Distributions...................         365,099        3,890,730
  Cost of Shares Redeemed.........................     (17,028,800)     (26,108,166)
                                                       -----------     ------------
  Net Decrease in Net Assets Resulting from Share
   Transactions...................................      (5,102,686)     (18,807,949)
                                                       -----------     ------------
  Total Decrease in Net Assets....................      (5,088,499)     (20,038,714)
Net Assets -- Beginning of Year...................      30,681,456       50,720,170
                                                       -----------     ------------
Net Assets -- End of Year.........................     $25,592,957     $ 30,681,456
                                                       ===========     ============
SHARES ISSUED AND REDEEMED:
  Sold............................................         785,453          205,789
  Issued in Reinvestment of Distributions.........          27,267          245,329
  Redeemed*.......................................      (1,186,387)      (1,595,321)
                                                       -----------     ------------
  Net Decrease in Shares..........................        (373,667)      (1,144,203)
                                                       ===========     ============

------------------

  * There is a 1% redemption fee on fund shares redeemed which have been held 90 days or less. For the year ended October 31, 1999 these fees were $1,531, $915, $1,303 and $88 for Financial Services Fund, Small Cap Financial Fund, Small Cap Value Fund and Realty Growth Fund, respectively. For the year ended October 31, 2000, these fees were $86,428, $207,736, $384 and $15 for Financial Services Fund, Small Cap Financial Fund, Small Cap Value Fund and Realty Growth Fund, respectively.

The accompanying notes are an integral part of the financial statements.

                                                    FBR SMALL CAP FINANCIAL FUND       FBR SMALL CAP VALUE FUND
                                                    ----------------------------    ------------------------------
                                                           FOR THE YEARS                    FOR THE YEARS
                                                         ENDED OCTOBER 31,                ENDED OCTOBER 31,
                                                    ----------------------------    ------------------------------
                                                       2000            1999             2000             1999
                                                    -----------    -------------    -------------    -------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)....................  $   237,432    $     50,268      $  (208,496)     $  (225,053)
  Net Realized Gain (Loss) on Investment
   Transactions...................................   (3,043,019)     (2,955,966)         462,774          (98,137)
  Change in Net Unrealized
   Appreciation/Depreciation of Investments.......    5,699,811       4,932,426        2,032,070        2,794,280
                                                    -----------    ------------      -----------      -----------
  Net Increase (Decrease) in Net Assets Resulting
   from Operations................................    2,894,224       2,026,728        2,286,348        2,471,090
                                                    -----------    ------------      -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income...........................      (34,344)       (234,650)              --               --
  Net Realized Gain on Investments................           --      (6,461,151)              --         (464,197)
  Tax return of capital...........................           --              --               --               --
                                                    -----------    ------------      -----------      -----------
  Total Distributions to Shareholders.............      (34,344)     (6,695,801)              --         (464,197)
                                                    -----------    ------------      -----------      -----------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares...............   55,152,484       3,677,672          728,316        2,554,656
  Reinvestment of Distributions...................       32,984       6,489,666               --          454,755
  Cost of Shares Redeemed.........................  (43,373,057)    (28,332,723)      (6,558,391)      (6,838,679)
                                                    -----------    ------------      -----------      -----------
  Net Decrease in Net Assets Resulting from Share
   Transactions...................................   11,812,411     (18,165,385)      (5,830,075)      (3,829,268)
                                                    -----------    ------------      -----------      -----------
  Total Decrease in Net Assets....................   14,672,291     (22,834,458)      (3,543,727)      (1,822,375)
Net Assets -- Beginning of Year...................   32,640,857      55,475,315       13,823,147       15,645,522
                                                    -----------    ------------      -----------      -----------
Net Assets -- End of Year.........................  $47,313,148    $ 32,640,857      $10,279,420      $13,823,147
                                                    ===========    ============      ===========      ===========
SHARES ISSUED AND REDEEMED:
  Sold............................................    3,622,116         251,199           38,437          159,802
  Issued in Reinvestment of Distributions.........        2,510         453,578               --           31,805
  Redeemed*.......................................   (2,963,548)     (1,967,951)        (345,343)        (423,286)
                                                    -----------    ------------      -----------      -----------
  Net Decrease in Shares..........................     (661,078)     (1,263,174)        (306,906)        (231,679)
                                                    ===========    ============      ===========      ===========

                                                        FBR REALTY GROWTH FUND
                                                    ------------------------------
                                                            FOR THE YEARS
                                                          ENDED OCTOBER 31,
                                                    ------------------------------
                                                        2000             1999
                                                    -------------    -------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)....................   $   56,995       $   93,938
  Net Realized Gain (Loss) on Investment
   Transactions...................................     (266,395)        (228,634)
  Change in Net Unrealized
   Appreciation/Depreciation of Investments.......      187,244           71,473
                                                     ----------       ----------
  Net Increase (Decrease) in Net Assets Resulting
   from Operations................................      (22,156)         (63,223)
                                                     ----------       ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income...........................      (64,231)         (73,766)
  Net Realized Gain on Investments................           --               --
  Tax return of capital...........................       (9,629)         (25,092)
                                                     ----------       ----------
  Total Distributions to Shareholders.............      (73,860)         (98,858)
                                                     ----------       ----------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares...............      280,238          438,779
  Reinvestment of Distributions...................       65,513           86,206
  Cost of Shares Redeemed.........................     (502,445)        (954,915)
                                                     ----------       ----------
  Net Decrease in Net Assets Resulting from Share
   Transactions...................................     (156,694)        (429,930)
                                                     ----------       ----------
  Total Decrease in Net Assets....................     (252,710)        (592,011)
Net Assets -- Beginning of Year...................    1,694,642        2,286,653
                                                     ----------       ----------
Net Assets -- End of Year.........................   $1,441,932       $1,694,642
                                                     ==========       ==========
SHARES ISSUED AND REDEEMED:
  Sold............................................       33,096           45,274
  Issued in Reinvestment of Distributions.........        7,551            9,040
  Redeemed*.......................................      (58,890)         (99,305)
                                                     ----------       ----------
  Net Decrease in Shares..........................      (18,243)         (44,991)
                                                     ==========       ==========

                                   [FBR LOGO]
                             FBR Family of Funds
                                ----------------

                              FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for each period. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                    NET                                   NET                         DISTRIBUTIONS
                                   ASSET                             REALIZED AND       DIVIDENDS       FROM NET
                                  VALUE,              NET             UNREALIZED        FROM NET        REALIZED
                                 BEGINNING        INVESTMENT        GAIN/(LOSS) ON     INVESTMENT        CAPITAL
                                 OF PERIOD     INCOME/(LOSS)*(1)    INVESTMENTS*(2)      INCOME           GAINS
                                -----------    -----------------    ---------------    -----------    -------------
FBR FINANCIAL SERVICES FUND
  For the fiscal year ended
   October 31, 2000.........      $16.59             $ 0.18             $ 0.78           $(0.08)          $(0.13)
  For the fiscal year ended
   October 31, 1999.........       16.94               0.09               0.97            (0.12)           (1.29)
  For the fiscal year ended
   October 31, 1998.........       16.03               0.10               1.04            (0.04)           (0.19)
  For the period January 3,
   1997** through October
   31, 1997.................       12.00               0.04               3.99               --               --

FBR SMALL CAP FINANCIAL FUND
  For the fiscal year ended
   October 31, 2000.........       14.26               0.08               1.71            (0.02)              --
  For the fiscal year ended
   October 31, 1999.........       15.62               0.02               0.62            (0.07)           (1.93)
  For the fiscal year ended
   October 31, 1998.........       17.53               0.08              (1.81)           (0.03)           (0.15)
  For the period January 3,
   1997** through October
   31, 1997.................       12.00               0.02               5.51               --               --

FBR SMALL CAP VALUE FUND
  For the fiscal year ended
   October 31, 2000.........       16.55              (0.39)              3.30               --               --
  For the fiscal year ended
   October 31, 1999.........       14.67              (0.27)              2.58               --            (0.43)
  For the fiscal year ended
   October 31, 1998.........       16.70              (0.08)             (1.46)              --            (0.49)
  For the period January 3,
   1997** through October
   31, 1997.................       12.00              (0.05)              4.75               --               --

FBR REALTY GROWTH FUND
  For the fiscal year ended
   October 31, 2000.........        8.86               0.29              (0.40)           (0.36)              --
  For the fiscal year ended
   October 31, 1999.........        9.68               0.47              (0.81)           (0.35)              --
  For the period April 1,
   1998*** through October
   31, 1998.................       14.51               0.22              (3.57)           (0.13)           (1.35)
  For the fiscal year ended
   March 31, 1998...........       12.69               0.11               3.00            (0.11)           (1.18)
  For the fiscal year ended
   March 31, 1997...........       10.09               0.33               4.14            (0.33)           (1.53)
  For the period July 3,
   1995** through March 31,
   1996.....................       10.00               0.20               0.36            (0.20)           (0.22)

------------------------

  * Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.
 **  Commencement of investment operations
*** Reported amounts include the results of operations of the FBR Realty Growth Fund for the period April 1, 1998 through October 31, 1998. Prior to September 18, 1998, the FBR Realty Growth Fund operated as the GrandView-SM- Realty Growth Fund, which had a fiscal year end of March 31, 1998.
(1)  Reflects waivers and related reimbursements.
(2) The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses in investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.
(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any. Total investment return is not annualized.
(4)  Annualized

The accompanying notes are an integral part of the financial statements.


                                                     NET                             NET                         RATIO OF NET
                                DISTRIBUTIONS       ASSET                          ASSETS,         RATIO OF       INVESTMENT
                                  FROM TAX         VALUE,          TOTAL           END OF         EXPENSES TO    INCOME/(LOSS)
                                  RETURN OF        END OF       INVESTMENT         PERIOD         AVERAGE NET     TO AVERAGE
                                   CAPITAL         PERIOD        RETURN(3)     (000'S OMITTED)     ASSETS(1)     NET ASSETS(1)
                                -------------    -----------    -----------    ---------------    -----------    -------------
FBR FINANCIAL SERVICES FUND
  For the fiscal year ended
   October 31, 2000.........            --         $17.34            6.21%         $25,593            1.92%           1.15%
  For the fiscal year ended
   October 31, 1999.........            --          16.59            6.80           30,681            1.88            0.43
  For the fiscal year ended
   October 31, 1998.........            --          16.94            7.12           50,720            1.65            0.61
  For the period January 3,
   1997** through October
   31, 1997.................            --          16.03           33.58           23,985            1.65(4)         0.57(4)

FBR SMALL CAP FINANCIAL FUND
  For the fiscal year ended
   October 31, 2000.........            --          16.03           12.56           47,313            1.90            0.84
  For the fiscal year ended
   October 31, 1999.........            --          14.26            4.19           32,641            1.89            0.12
  For the fiscal year ended
   October 31, 1998.........            --          15.62           (9.99)          55,475            1.63            0.35
  For the period January 3,
   1997** through October
   31, 1997.................            --          17.53           46.08           43,362            1.65(4)         0.57(4)

FBR SMALL CAP VALUE FUND
  For the fiscal year ended
   October 31, 2000.........            --          19.46           17.58           10,279            1.95           (1.71)
  For the fiscal year ended
   October 31, 1999.........            --          16.55           16.24           13,823            1.92           (1.46)
  For the fiscal year ended
   October 31, 1998.........            --          14.67           (9.57)          15,646            1.65           (0.81)
  For the period January 3,
   1997** through October
   31, 1997.................            --          16.70           39.17            8,269            1.65(4)        (0.79)(4)

FBR REALTY GROWTH FUND
  For the fiscal year ended
   October 31, 2000.........         (0.06)          8.33           (1.41)           1,442            1.97            3.62
  For the fiscal year ended
   October 31, 1999.........         (0.13)          8.86           (3.77)           1,695            2.00            4.68
  For the period April 1,
   1998*** through October
   31, 1998.................            --           9.68          (21.14)           2,287            2.00(4)         2.98(4)
  For the fiscal year ended
   March 31, 1998...........            --          14.51           24.80            2,376            2.00            0.59
  For the fiscal year ended
   March 31, 1997...........         (0.01)         12.69           45.12            1,158            1.89            3.12
  For the period July 3,
   1995** through March 31,
   1996.....................         (0.05)         10.09            5.70              182            2.00(4)         3.62(4)

                              INCREASE/(DECREASE)
                                 REFLECTED IN
                                EXPENSE RATIOS
                                    AND NET
                                  INVESTMENT
                                 INCOME/(LOSS)
                                DUE TO WAIVERS        PORTFOLIO
                                  AND RELATED         TURNOVER
                                REIMBURSEMENTS          RATE
                              -------------------    -----------
FBR FINANCIAL SERVICES FUND
  For the fiscal year ended
   October 31, 2000.........           0.27%            110.88%
  For the fiscal year ended
   October 31, 1999.........           0.34              70.25
  For the fiscal year ended
   October 31, 1998.........           0.22             105.58
  For the period January 3,
   1997** through October
   31, 1997.................           1.42(4)           49.68
FBR SMALL CAP FINANCIAL FUND
  For the fiscal year ended
   October 31, 2000.........           0.23              81.74
  For the fiscal year ended
   October 31, 1999.........           0.29              25.00
  For the fiscal year ended
   October 31, 1998.........           0.14              94.23
  For the period January 3,
   1997** through October
   31, 1997.................           1.43(4)           35.41
FBR SMALL CAP VALUE FUND
  For the fiscal year ended
   October 31, 2000.........           1.01               3.45
  For the fiscal year ended
   October 31, 1999.........           0.54              24.45
  For the fiscal year ended
   October 31, 1998.........           0.60              78.26
  For the period January 3,
   1997** through October
   31, 1997.................           3.84(4)           42.59
FBR REALTY GROWTH FUND
  For the fiscal year ended
   October 31, 2000.........          11.11             133.00
  For the fiscal year ended
   October 31, 1999.........           5.97             138.65
  For the period April 1,
   1998*** through October
   31, 1998.................           3.41(4)          136.24
  For the fiscal year ended
   March 31, 1998...........           3.68             170.19
  For the fiscal year ended
   March 31, 1997...........           7.70             197.90
  For the period July 3,
   1995** through March 31,
   1996.....................          29.34(4)           44.44

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The FBR Family of Funds (the "Trust") is an open-end management investment company organized as a business trust under the laws of the State of Delaware on April 30, 1996. The Trust currently consists of five series which represent interests in one of the following investment portfolios: FBR Financial Services Fund ("Financial Services Fund"), FBR Small Cap Financial Fund ("Small Cap Financial Fund"), FBR Small Cap Value Fund ("Small Cap Value Fund"), FBR Realty Growth Fund ("Realty Growth Fund") (each a "Fund" and collectively, the "Funds") and FBR Technology Fund. Financial Services Fund, Small Cap Financial Fund and Realty Growth Fund are diversified portfolios and Small Cap Value Fund and FBR Technology Fund are non-diversified portfolios. Each Fund is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and for other purposes, and a shareholder of one Fund is not deemed to be a shareholder of any other Fund.

Prior to December 21, 1998, the Funds offered three classes of shares which were designated as Class A, B and C shares. Effective December 21, 1998, the Funds' Class B and C shares (except for the Realty Growth Fund) were converted to Class A shares, which have been redesignated as fund shares. As of the date hereof, the Funds offer one class of shares, which are offered as no-load shares. Each Fund has an unlimited number of shares authorized with no par value. Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund commenced investment operations on January 3, 1997. Realty Growth Fund commenced investment operations on September 18, 1998. Currently, shares of the FBR Technology Fund are not being offered. However, a registration statement relating to these securities filed with the Securities and Exchange Commission is effective but has yet to commence its public offering.

Investment operations of the Realty Growth Fund were constituted pursuant to an Agreement and Plan of Reorganization (the "Reorganization Plan"), which included the liquidation and termination of the GrandView-SM- Realty Growth Fund and the GrandView-SM- S&P-Registered Trademark- REIT Index Fund (collectively the "GrandView Funds"). The Reorganization Plan was consummated on September 18, 1998, with each shareholder of the GrandView Funds receiving on such date that number of shares of the Realty Growth Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the GrandView Funds. Shareholders in the GrandView Funds received Class A shares, which have been redesignated as fund shares, of the Realty Growth Fund. The GrandView-SM- Realty Growth Fund's historical financial data is presented as part of the Realty Growth Fund's financial statements, as the objectives and adviser of the GrandView-SM- Realty Growth Fund continue under the Realty Growth Fund.

ORGANIZATIONAL MATTERS -- Prior to commencing investment operations on January 3, 1997, the Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund did not have any transactions other than those relating to organizational matters and the sale of 2,777, 2,778 and 2,778 fund shares, respectively, to Friedman, Billings, Ramsey & Co., Inc. ("FBR") on December 16, 1996. Prior to commencing investment operations on September 18, 1998, the Realty Growth Fund did not have any transactions other than those relating to organizational matters and

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED) the sale of three fund shares to FBR Fund Advisers, Inc. (the "Adviser") on September 15, 1998. Costs of approximately $35,784, $35,784 and $35,785 which were incurred by Financial Services Fund, Small Cap Financial Fund and Small Cap Value Fund, respectively, in connection with the organization of its shares have been deferred and are being amortized using the straight-line method over the period of benefit not exceeding sixty months, beginning with the commencement of investment operations of each Fund. In the event that FBR, the Adviser or any transferee thereof redeems any of its original shares in any such Funds prior to the end of the sixty month period, the proceeds of the redemption payable in respect of such shares shall be reduced by the pro rata share (based on the proportionate share of the original shares redeemed to the total number of original shares outstanding at the time of the redemption) of the unamortized deferred organization expenses as of the date of such redemption. In the event that any of such Funds are liquidated prior to the end of the sixty month period, FBR, the Adviser or any transferee thereof shall bear the unamortized deferred organization expenses. Costs incurred in connection with the Reorganization Plan were borne by the Adviser.

MANAGEMENT ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- The net asset value of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., New York time) on each business day that the exchange is open for trading. Each Fund's securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets (of which there were none as of October 31, 2000) for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Funds' Board of Trustees. Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Board of Trustees (of which there are none at October 31, 2000), are valued at fair value in good faith by the Board of Trustees. The Board of Trustees will review the method of valuations on a current basis. Expenses and fees, including the advisory fee and distribution fee, are accrued daily and taken into account for the purpose of determining the net asset value of each Fund's shares.

OPTIONS -- Each Fund may buy and sell call and put options to hedge against changes in net asset value or to attempt to realize a greater current return. The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by a Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying securities in determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund's use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts reflect the extent of a Fund's involvement in these financial instruments. In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by a Fund could result in a Fund selling or buying a security at a price different from the current market value. A Fund's activities in written options are conducted through regulated exchanges which do not result in counterparty credit risks. The Funds did not engage in options transactions during the fiscal year ended October 31, 2000.

SHORT SELLING -- When a Fund makes a short sale, an amount equal to the proceeds received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the short sale. Short sales represent obligations of a Fund to make future delivery of specific securities and, correspondingly, create an obligation to purchase the security at market prices prevailing at the later delivery date (or to deliver the security if already owned by the Fund). Upon the termination of a short sale, a Fund will recognize a gain, limited to the price at which the Fund sold the security short, if the market price is less than the proceeds originally received. A Fund will recognize a loss, unlimited in magnitude, if the market price at termination is greater than the proceeds originally received. As a result, short sales create the risk that a Fund's ultimate obligation to satisfy the delivery requirements may exceed the amount of the proceeds initially received or the liability recorded in the financial statements. The Funds did not engage in short selling during the fiscal year ended October 31, 2000.

REPURCHASE AGREEMENTS -- Each Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreement"). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers which the Adviser considers creditworthy pursuant to criteria approved by the Trust's Board of Trustees. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Transactions are accounted for on the trade date (the day in which the order to buy or sell is executed). The cost of investments sold is determined by use of the specific

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED) identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The Funds' record distributions received from its investments in real estate investment trusts that represent a tax return of capital as a reduction of the cost basis of investments. Expenses not directly attributable to a specific Fund are allocated based on relative net assets of each Fund.

DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income, if any, will be declared and paid at least annually to shareholders of each of the Funds, except for the Realty Growth Fund which will be declared and paid quarterly to shareholders. Distributions from net realized capital gains, if any, will be distributed at least annually for each Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either temporary or permanent in nature. To the extent differences are permanent in nature, such amounts are reclassified within capital accounts based on their U.S. federal tax-basis treatment, and temporary differences do not require reclassification.

At October 31, 2000, the Realty Growth Fund reclassified $4,563 and $7,505 within the composition of net assets from undistributed net investment income to net realized loss on investment transactions and net unrealized appreciation/(depreciation) on investments, respectively. The Small Cap Value Fund reclassified $208,496 of net investment loss to capital stock.

U.S. FEDERAL TAX STATUS -- Each Fund intends to distribute substantially all of its taxable income and to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing during each calendar year substantially all of its ordinary income and capital gains, if any, each Fund intends not to be subject to a U.S. federal excise tax.

At October 31, 2000, certain of the Funds had capital loss carryforwards available as a reduction to the extent provided in regulations of any future net capital gains realized before the end of fiscal year 2008. To the extent that the capital loss carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders. The Funds had the following capital loss carryforwards at October 31, 2000:

                                                                        EXPIRES OCTOBER 31,
                                                               -------------------------------------
FUND                                                             2006         2007          2008
----                                                           ---------   -----------   -----------
Financial Services......................................             --            --    $3,306,336
Small Cap Financial Fund................................             --    $3,020,811     3,124,552
Realty Growth Fund......................................       $227,439       235,086       217,548

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

FBR Fund Advisers, Inc. serves as each Fund's investment adviser. For its advisory services, the Adviser is entitled to receive a monthly fee equal to an annual rate of each Fund's average daily net assets, computed daily and paid monthly as follows:

FUND
----
Financial Services Fund.....................................                0.90%
Small Cap Financial Fund....................................                0.90
Small Cap Value Fund........................................                0.90
Realty Growth Fund..........................................                1.00

The Adviser has contractually undertaken to limit each Fund's total operating expenses to the extent that such expenses exceed 1.95% of each Fund's average daily net assets. Prior to February 28, 2000, the Adviser had contractually undertaken to limit the Realty Growth Fund's total operating expenses to the extent that such expenses exceeded 2.00% of its average daily net assets. As necessary, these limitations were effected by waivers by the Adviser of its advisory fees and reimbursements of expenses exceeding the advisory fee. For the year ended October 31, 2000, advisory fees, waivers and reimbursements of expenses were as follows:

                                      GROSS         ADVISORY           NET
                                    ADVISORY           FEE          ADVISORY            EXPENSE
FUND                                  FEES           WAIVERS          FEES           REIMBURSEMENTS
----                                ---------       ---------       ---------       ----------------
Financial Services Fund...........  $212,120        $(63,438)       $148,682                  --
Small Cap Financial Fund..........   253,592         (62,599)        190,993                  --
Small Cap Value Fund..............   109,633         (69,362)         40,271           $ (54,046)
Realty Growth Fund................    15,738         (15,738)             --            (159,194)

The Funds will not pay the Adviser at a later time for any amounts it may waive nor will the Funds reimburse the Adviser for any amounts which it may assume.

SUB-ADVISORY AGREEMENT -- SMALL CAP VALUE FUND -- At a Special Meeting of Shareholders held on June 1, 2000, the shareholders of the Small Cap Value Fund approved a new Sub-Advisory Agreement. Out of 619,098 shares outstanding, 385,101 shares voted for and 7,721 shares voted against the proposal, and 7,844 abstained. Effective on such date, the Adviser retained Akre Capital Management, LLC ("ACM") to serve as investment sub-adviser to the Small Cap Value Fund. Charles Thomas Akre, Jr., the managing member of ACM, has served as portfolio manager of the Small Cap Value Fund since its commencement of operations.

Under the terms of the Sub-Advisory Agreement, the Adviser, and not the Small Cap Value Fund, will pay ACM an annual fee equal to the greater of (i) 0.40% of the Small Cap Value Fund's average daily net assets (which shall be accrued daily and paid monthly), or (ii) $3,500 per month. There is no change in the advisory fee paid to the Adviser by the Small Cap Value Fund.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The Trust, on behalf of each Fund, has adopted an amended and restated Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, each Fund pays FBR Investment Services, Inc. (the "Distributor") a fee at an annual rate of 0.25% of each Fund's average daily net assets. Fees paid to the Distributor under the Plan are payable without regard to actual expenses incurred.

For the fiscal year ended October 31, 2000, the Financial Services Fund and Small Cap Financial Fund paid $2,350 and $2,425, respectively, in brokerage commissions from portfolio transactions executed on behalf of the Funds to FBR, an affiliate of the Adviser and the Distributor.

3. INVESTMENT IN SECURITIES

For U.S. federal income tax purposes, the costs of securities owned, gross appreciation, gross depreciation and net unrealized appreciation/(depreciation) on investments for each Fund were as follows:

                                                                                      NET
                                                     GROSS           GROSS       APPRECIATION/
FUND                                  COST       APPRECIATION    DEPRECIATION    (DEPRECIATION)
----                              ------------   -------------   -------------   --------------
Financial Services..............  $22,390,386     $3,899,375      $  (566,039)    $ 3,333,336
Small Cap Financial Fund........   44,509,785      4,041,259       (3,326,790)        714,469
Small Cap Value Fund............    7,800,058      3,274,674         (760,086)      2,514,588
Realty Growth Fund..............    1,656,916         97,184         (305,053)       (207,869)

The Financial Services Fund, Small Cap Financial Fund and Realty Growth Fund had cumulative wash sale losses for the year ended October 31, 2000 of $115,402, $19,780 and $44,284, respectively.

For the fiscal year ended October 31, 2000, aggregate purchases and sales of investment securities (excluding short-term investments) for each Fund were as follows:

FUND                                                           PURCHASES            SALES
----                                                          ------------       ------------
Financial Services Fund.....................................  $25,944,431        $31,017,732
Small Cap Financial Fund....................................   31,041,034         22,214,947
Small Cap Value Fund........................................      423,224          6,437,027
Realty Growth Fund..........................................    2,055,269          2,274,921

4. SECURITIES LENDING

Loans of securities are required at all times to be secured by collateral equal to at least 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds. The Funds had no securities on loan to brokers at October 31, 2000.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND
                          FBR SMALL CAP FINANCIAL FUND
                            FBR SMALL CAP VALUE FUND
                             FBR REALTY GROWTH FUND

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

For the fiscal year ended October 31, 2000, income from securities lending was $841, $1,460, $3,423 and $375 for the Financial Services Fund, Small Cap Financial Fund, Small Cap Value Fund and Realty Growth Fund, respectively. Such income from securities lending is included under the caption INTEREST in the Statement of Operations.

5. MATERIAL TRUST AGREEMENTS

The Trust entered into new fund administration on custody agreements on August 11, 2000, with Rushmore Trust and Savings, FSB ("Rushmore"), under which Rushmore provides administrative services and custody services for the Funds. Prior to August 11, 2000, administrative services were performed by Bear Stearns Financial Management, and accounting and custody services were performed by PFPC, Inc.

On October 20, 1999, Friedman, Billings, Ramsey Group, Inc., parent of the Adviser, reached a definitive agreement to acquire Rushmore and Money Management Associates, LP, a registered investment adviser (the "Transaction"). The Transaction is subject to various regulatory approvals and is anticipated to close in the first quarter of 2001.

6. SUBSEQUENT EVENT

Pursuant to a transfer agency servicing agreement with the Funds dated November 1, 2000 Rushmore will provide transfer agency services for the Funds. Prior to November 1, 2000, PFPC, Inc. provided transfer agency services for the Funds.

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND

                          FBR SMALL CAP FINANCIAL FUND

                            FBR SMALL CAP VALUE FUND

                             FBR REALTY GROWTH FUND

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees

  of the FBR Family of Funds:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of the FBR Financial Services Fund, FBR Small Cap Financial Fund, FBR Small Cap Value Fund, and FBR Realty Growth Fund (the "Trust") as of October 31, 2000, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods presented, excluding the periods indicated below. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to October 31, 1998 for the FBR Realty Growth Fund were audited by other auditors whose report dated April 24, 1998, expressed an unqualified opinion thereon.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the FBR Financial Services Fund, FBR Small Cap Financial Fund, FBR Small Cap Value Fund, and FBR Realty Growth Fund of the FBR Family of Funds as of October 31, 2000, the results of their operations, the changes in their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Vienna, Virginia

December 8, 2000

                                   [FBR LOGO]
                              FBR FAMILY OF FUNDS
                                ----------------

                          FBR FINANCIAL SERVICES FUND

                          FBR SMALL CAP FINANCIAL FUND

                            FBR SMALL CAP VALUE FUND

                             FBR REALTY GROWTH FUND

                   SHAREHOLDER TAX INFORMATION -- (UNAUDITED)

Each Fund is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of each Fund's fiscal year end (October 31, 2000) as to the U.S. federal tax status of distributions received by each Fund's shareholders in respect of such fiscal year. During the fiscal year ended October 31, 2000, the following dividends and distributions per share were paid by each of the Funds:

                                                FBR FINANCIAL    FBR SMALL CAP     FBR SMALL CAP    FBR REALTY
                                                SERVICES FUND    FINANCIAL FUND     VALUE FUND      GROWTH FUND
                                                -------------    --------------    -------------    -----------
Net Investment Income                              $0.0835          $0.0167                --         $0.3594
Long-Term Capital Gains                             0.1328               --                --              --
Tax Return of Capital                                   --               --                --           0.055

Ordinary income dividends, which include short-term capital gain distributions, should be reported as dividend income on Form 1040. Dividends from net investment income are taxable as ordinary income, as are short-term capital gain distributions. Tax return of capital distributions require a decrease to the cost basis of a shareholder's fund shares.

Because each Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2000. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2001.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their dividend. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

FBR FAMILY OF FUNDS

Potomac Tower
1001 Nineteenth Street North
Arlington, VA 22209

1-888-888-0025
e-mail: info@fbrfunds.com
Internet: http://www.fbrfunds.com

F. David Fowler       Trustee
George W. Grosz       Trustee
Michael A. Willner    Trustee
Winsor H. Aylesworth  Vice President and
                      Treasurer
W. Bart Sanders       Vice President
Edward J. Karpowicz   Vice President and
                      Controller
Stephenie E. Adams    Vice President and
                      Secretary

INVESTMENT ADVISER
    FBR Fund Advisers, Inc.
    Potomac Tower
    1001 Nineteenth Street North
    Arlington, VA 22209

DISTRIBUTOR
    FBR Investment Services, Inc.
    Potomac Tower
    1001 Nineteenth Street North
    Arlington, VA 22209

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
    Rushmore Trust and Savings, FSB
    4922 Fairmont Avenue
    Bethesda, MD 20814

INDEPENDENT PUBLIC ACCOUNTANTS
    Arthur Andersen LLP
    8000 Towers Cresent Drive
    Vienna, VA 22182

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for the distribution to prospective investors in each Fund unless it is preceded or accompanied by a current prospectus which includes details regarding each Fund's objectives, policies, fees and other information. Total return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in each Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.

10/00ANN